UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22562

Barings Global Short Duration High Yield Fund
 (Exact name of registrant as specified in charter)

300 South Tryon Street
Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Janice M. Bishop
Secretary and Chief Legal Officer
c/o Barings LLC
Independence Wharf
470 Atlantic Avenue
Boston, MA 02210
 (Name and address of agent for service)

Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

Barings Global Short Duration High Yield Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

			SHARES	COST	FAIR VALUE

Equities — 0.63%*:
Common Stocks — 0.27%*:
Sabine Oil & Gas LLC¤			4,262	$248,858	$200,314
Templar Energy LLC¤			86,570	865,704	779,133
Templar Energy LLC¤			135,392	734,072	135,392
Total Common Stocks			226,224	1,848,634	1,114,839

Preferred Stocks — 0.34%*:
Pinnacle Operating Corp.¤			1,368,352	643,125	1,368,352
Total Preferred Stocks			1,368,352	643,125	1,368,352

Warrants — 0.02%*:
Boomerang Tube Holdings, Inc¤			30,091	0	0
Boomerang Tube LLC¤			15,346	0	0
Sabine Oil & Gas LLC¤			13,512	60,669	67,560
Sabine Oil & Gas LLC¤			2,407	6,547	12,035
Total Warrants			61,356	67,216	79,595

Total Equities			1,655,932	2,558,975	2,562,786

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE

Fixed Income — 136.61%*:
Asset-Backed Securities — 4.28%*:
CDO/CLO — 4.28%*:
Anchorage Capital CLO LTD 2015-6A^~	8.07%	7/15/2030	600,000	$616,092	$615,329
Anchorage Capital CLO LTD 2016-9A^~	8.97	1/15/2029	1,500,000	1,552,009	1,538,198
Carbone CLO, LTD 2017-1A^~	7.57	1/21/2031	750,000	750,000	752,822
Carlyle Global Market Strategies 2013-3A^~	9.47	10/15/2030	1,000,000	1,000,000	977,957
Carlyle Global Market Strategies 2017-5A^~	7.03	1/30/2030	700,000	700,000	692,495
Galaxy CLO Ltd 2017-24A^~	7.13	1/15/2031	1,000,000	1,000,000	985,872
GoldenTree Loan Opportunities XI Ltd 2015-11A^~	7.13	1/18/2031	500,000	500,000	494,775
KKR Financial CLO Ltd 2017-20^~	7.22	10/16/2030	1,500,000	1,500,000	1,478,709
Madison Park Funding Ltd 2015-19A^~	6.12	1/22/2028	1,000,000	1,000,000	999,560
Madison Park Funding Ltd 2016-22^~	8.40	10/25/2029	1,000,000	1,031,923	1,019,289
Madison Park Funding Ltd 2016-24^~	8.89	1/20/2028	1,000,000	1,044,698	1,031,409
Sound Point CLO LTD 2017-4A^~#	7.24	1/21/2031	2,000,000	2,000,000	1,971,728
Steele Creek CLO Ltd 2017-1A^~	7.92	10/15/2031	800,000	800,000	799,576
Voya CLO Ltd 2015-1A^~#	7.68	1/18/2029	1,700,000	1,688,778	1,684,829
Wellfleet CLO Ltd 2017-3A^~	7.28	1/17/2031	1,500,000	1,500,000	1,463,829
Wind River CLO Ltd 2017-4A^~	7.69	11/20/2030	1,000,000	1,000,000	1,003,013
Total CDO/CLO			17,550,000	17,683,500	17,509,390

Total Asset-Backed Securities			17,550,000	17,683,500	17,509,390

Bank Loans§ — 30.21%*:
Automobile — 0.92%*:
Fleetpride~	6.30 (3 Month LIBOR USD + 4.000%)	11/19/2019	800,208	744,124	794,958
FleetPride~	10.30 (3 Month LIBOR USD + 8.000%)	5/19/2020	2,983,420	2,956,945	2,948,603
Total Automobile			3,783,628	3,701,069	3,743,561

Beverage, Food and Tobacco — 0.12%*:
Del Monte Food Consumer Products, Inc.~	5.16 (3 Month LIBOR USD + 3.250%)	2/18/2021	587,532	537,216	499,819
Total Beverage, Food and Tobacco			587,532	537,216	499,819

Broadcasting and Entertainment — 1.11%*:
Endemol~+	7.44 (3 Month LIBOR USD + 5.750%)	8/11/2021	4,538,119	4,354,289	4,535,668
Total Broadcasting and Entertainment			4,538,119	4,354,289	4,535,668

Cargo Transport- 0.74%*
PS Logistics LLC~	7.34 (3 Month LIBOR USD + 5.250%)	3/6/2025	3,000,000	3,030,000	3,022,500
Total Cargo Transport			3,000,000	3,030,000	3,022,500

Chemicals, Plastics and Rubber — 0.50%*:
Colouroz Investment 2 LLC~+	8.99 (3 Month LIBOR USD + 7.250%)	9/7/2022	2,033,201	2,026,250	1,693,657
Unifrax~	9.80 (3 Month LIBOR USD + 7.500%)	11/3/2025	333,349	331,682	338,559
Total Chemicals, Plastics and Rubber			2,366,550	2,357,932	2,032,216

Diversified/Conglomerate Manufacturing — 2.20%*:
Commercial Vehicle Group Inc.~	7.65 (1 Month LIBOR USD + 6.000%)	4/12/2023	626,418	615,160	627,984
Pelican Products, Inc.~	10.13 (1 Month LIBOR USD + 8.250%)	4/9/2021	8,344,100	8,347,691	8,344,100
Total Diversified/Conglomerate Manufacturing			8,970,518	8,962,851	8,972,084

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Bank Loans (Continued)

Diversified/Conglomerate Service — 2.45%*:
Cologix~	8.88 (1 Month LIBOR USD + 7.000%)%	3/21/2025	1,000,000	$990,000	$1,013,130
Misys (Finastra)~+	9.23 (3 Month LIBOR USD + 7.250%)	6/16/2025	9,085,136	9,194,536	8,990,015
Total Diversified/Conglomerate Service			10,085,136	10,184,536	10,003,145

Farming and Agriculture — 1.43%*:
Allflex Holdings, Inc.~	8.74 (3 Month LIBOR USD + 7.000%)	7/19/2021	5,832,513	5,819,666	5,847,094
Total Farming and Agriculture			5,832,513	5,819,666	5,847,094

Finance — 2.06%*:
Cunningham Lindsey Group, Inc.~	6.05 (3 Month LIBOR USD + 3.750%)	12/10/2019	114,006	109,380	113,531
Cunningham Lindsey Group, Inc.~	10.30 (6 Month LIBOR USD + 8.000%)	6/10/2020	5,504,015	5,505,682	5,462,735
Focus Financial~	9.79 (3 Month LIBOR USD + 7.500%)	5/22/2025	2,800,000	2,857,971	2,849,000
Total Finance			8,418,021	8,473,033	8,425,266

Healthcare, Education and Childcare — 2.12%*:
Argon Medical Devices~	10.30 (3 Month LIBOR USD + 8.000%)	10/27/2025	5,374,592	5,446,484	5,421,620
Prospect Medical Holdings~	7.19 (1 Month LIBOR USD + 5.500%)	6/30/2022	3,250,072	3,214,798	3,250,072
Total Healthcare, Education and Childcare			8,624,664	8,661,282	8,671,692

Home and Office Furnishings, Housewares, and Durable Consumer Products — 1.35%*:
AOT Bedding~	9.71 (3 Month LIBOR USD + 8.000%)	11/8/2024	6,933,333	6,888,812	5,498,133
Total Home and Office Furnishings, Housewares, and Durable Consumer Products			6,933,333	6,888,812	5,498,133

Information Technology — 2.07%*:
Digicert, Inc.~	9.77 (3 Month LIBOR USD + 8.000%)	9/19/2025	8,404,237	8,487,666	8,469,874
Total Information Technology			8,404,237	8,487,666	8,469,874

Insurance — 1.77%*:
AmWins Group Inc.~	8.63 (1 Month LIBOR USD + 6.750%)	1/24/2025	3,750,000	3,831,795	3,775,013
Asurion~	7.88 (1 Month LIBOR USB + 6.000%)	7/14/2025	3,000,000	3,082,500	3,077,250
Higginbotham Insurance Agency, Inc.~	9.13 (3 Month LIBOR USD + 9.000%)	5/25/2022	402,337	398,314	399,320
Total Insurance			7,152,337	7,312,609	7,251,583

Mining, Steel, Iron and Non-Precious Metals — 2.94%*:
Boomerang Tube, LLC¤~	19.65 (1 Month LIBOR USD + 18.000%)	9/1/2018	189,752	189,752	189,752
Boomerang Tube, LLC¤	16.65 PIK	2/1/2019	2,379,003	2,379,003	2,379,003
Boomerang Tube, LLC¤	18.85 PIK	2/1/2019	2,046,307	2,046,307	225,094
Boomerang Tube, LLC¤~	19.65 (1 Month LIBOR USD + 18.000%)	9/1/2026	189,752	189,752	189,752
Boomerang Tube, LLC¤	15.00	2/1/2022	1,550,482	1,550,956	1,550,482
Boomerang Tube, LLC¤	20.00 PIK	2/1/2022	904,229	859,608	813,806
Boomerang Tube, LLC¤~	19.65 (1 Month LIBOR USD + 18.000%)	2/5/2021	189,752	189,752	189,752
Coronado Coal LLC~	8.82 (1 Month LIBOR USD + 6.500)	3/21/2025	299,363	290,382	294,872
Coronado Coal LLC~	8.82 (1 Month LIBOR USD + 6.500)	3/21/2025	81,644	79,195	80,420
Murray Energy Corp.~	9.53 (3 Month LIBOR USD + 7.250%)	4/16/2020	7,193,600	6,987,775	6,078,592
Total Mining, Steel, Iron and Non-Precious Metals			15,023,884	14,762,482	11,991,525

Oil and Gas — 8.43%*:
Caelus Energy Alaska~	9.68 (3 Month LIBOR USD + 7.500%)	4/2/2021	17,863,828	17,478,225	15,831,818
Fieldwood Energy LLC~	8.69 (1 Month LIBOR USD + 7.000%)	8/31/2020	5,651,171	5,240,500	5,604,097
Fieldwood Energy LLC~	8.82 (1 Month LIBOR USD + 7.125%)	9/30/2020	8,925,706	7,301,294	1,785,141
Fieldwood Energy LLC~	8.82 (1 Month LIBOR USD + 7.125%)	10/2/2020	7,481,592	6,120,529	7,107,512
Fieldwood Energy LLC	1.00	8/14/2018	550,708	534,187	534,187
Gulf Finance, LLC~	7.56 (3 Month LIBOR USD + 5.250%)	8/25/2023	3,857,607	3,726,761	3,544,176
Total Oil and Gas			44,330,612	40,401,496	34,406,931

Total Bank Loans			138,051,084	133,934,939	123,371,091

Corporate Bonds — 102.12%*:
Aerospace and Defense — 1.45%*:
Swissport Investments^+	6.75	12/15/2021	950,000	1,040,150	1,198,173
Triumph Group, Inc.#	7.75	8/15/2025	1,289,000	1,289,000	1,321,225
VistaJet Malta Finance PLC^#	7.75	6/1/2020	3,510,000	3,266,048	3,395,925
Total Aerospace and Defense			5,749,000	5,595,198	5,915,323

Automobile — 3.70%*:
International Automotive Components Group, S.A.^#	9.13	6/1/2018	8,125,000	8,131,440	7,688,281
J.B. Poindexter & Co. Inc.^#	9.00	4/1/2022	7,209,000	7,447,113	7,434,281
Total Automobile			15,334,000	15,578,553	15,122,562

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Beverage, Food and Tobacco — 2.34%*:
Boparan Finance plc^+	5.50%	7/15/2021	2,600,000	$3,165,819	$3,431,478
Carrols Corp.#	8.00	5/1/2022	709,000	725,800	737,360
JBS USA, LLC^#	6.75	2/15/2028	2,886,000	2,886,000	2,770,560
Manitowoc Foodservice#	9.50	2/15/2024	1,074,000	1,074,000	1,197,510
Premier Foods Finance^+	6.50	3/15/2021	1,000,000	1,276,462	1,415,624
Total Beverage, Food and Tobacco			8,269,000	9,128,081	9,552,532

Broadcasting and Entertainment — 5.27%*:
Arqiva Finance^+#	9.50	3/31/2020	5,000,000	7,792,039	7,381,868
Clear Channel Worldwide Holdings Inc.#	7.63	3/15/2020	8,165,000	7,947,002	8,103,762
Clear Channel Worldwide Holdings Inc.#	7.63	3/15/2020	1,277,000	1,277,000	1,275,404
Dish DBS Corp.#	7.75	7/1/2026	5,094,000	5,082,523	4,776,898
Total Broadcasting and Entertainment			19,536,000	22,098,564	21,537,932

Buildings and Real Estate — 1.43%*:
Beazer Homes USA Inc.#	8.75	3/15/2022	3,198,000	3,250,624	3,445,845
CD&R Waterworks Merger^	6.13	8/15/2025	94,000	94,000	91,885
Cemex S.A.B. de C.V.^+#	7.75	4/16/2026	602,000	601,916	663,223
Keystone Financing^+	9.50	10/15/2019	1,140,684	1,726,907	1,633,184
Total Buildings and Real Estate			5,034,684	5,673,447	5,834,137

Cargo Transport — 6.62%*:
CEVA Group PLC^+	9.00	9/1/2020	198,000	199,476	203,445
CMA CGM^+	7.75	1/15/2021	500,000	637,501	634,605
Direct ChassisLink Inc.^#	10.00	6/15/2023	7,894,000	8,049,676	8,545,255
Kenan Advantage Group, Inc.^#	7.88	7/31/2023	10,000,000	10,062,401	10,250,000
World Flight Services, Inc.^+	9.50	7/15/2022	5,650,000	6,229,903	7,390,028
Total Cargo Transport			24,242,000	25,178,957	27,023,333

Chemicals, Plastics and Rubber — 6.97%*:
Chemours Co.#	7.00	5/15/2025	5,962,000	5,576,142	6,438,960
Consolidated Energy Finance S.A.^#	6.75	10/15/2019	3,198,000	3,145,105	3,233,977
Consolidated Energy Finance S.A.^#	6.88	6/15/2025	1,779,000	1,770,105	1,863,502
CVR Partners LP^#	9.25	6/15/2023	6,213,000	6,138,804	6,614,981
Pinnacle Operating Corp.^#	9.00	5/15/2023	1,993,613	1,993,613	1,873,996
TPC Group, Inc.^#	8.75	12/15/2020	8,398,000	8,406,653	8,437,471
Total Chemicals, Plastics and Rubber			27,543,613	27,030,422	28,462,887

Containers, Packaging and Glass — 4.43%*:
Coveris Holdings S.A.^#	7.88	11/1/2019	11,530,000	11,526,305	11,558,825
Onex Wizard Acquisition Co^+	7.75	2/15/2023	5,100,000	5,745,740	6,520,979
Total Containers, Packaging and Glass			16,630,000	17,272,045	18,079,804

Diversified/Conglomerate Manufacturing — 0.97%*:
Appvion Inc.^#	9.00	6/1/2020	13,200,000	13,322,596	1,320
FXI Holdings Inc.^	7.88	11/1/2024	1,000,000	990,000	979,375
StoneMor Partners L.P.#	7.88	6/1/2021	3,000,000	2,944,274	2,962,500
Total Diversified/Conglomerate Manufacturing			17,200,000	17,256,870	3,943,195

Diversified/Conglomerate Service — 5.15%*:
ADT Corp/Protection One^#	9.25	5/15/2023	6,693,000	7,057,252	7,253,070
Algeco Global Finance^+	6.50	2/15/2023	1,750,000.00	2,120,873	2,158,501
Carlson Travel Holdings Inc.^	9.50	12/15/2024	1,305,000	1,305,000	1,218,544
CSVC Acquisition Corp.^#	7.75	6/15/2025	5,197,000	5,187,000	4,495,405
Zachry Holdings Inc.^#	7.50	2/1/2020	5,875,000	5,855,457	5,919,063
Total Diversified/Conglomerate Service			20,820,000	21,525,582	21,044,583

Diversified Natural Resources, Precious Metals and Minerals — 0.50%*:
IAMGOLD Corporation^+#	7.00	4/15/2025	2,000,000	2,000,000	2,045,000
Total Diversified Natural Resources, Precious Metals and Minerals			2,000,000	2,000,000	2,045,000

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Electronics — 0.97%*:
Microsemi Corporation^#	9.13%	4/15/2023	691,000	$691,000	$769,601
TIBCO Software, Inc.^#	11.38	12/1/2021	2,915,000	3,134,663	3,173,706
Total Electronics			3,606,000	3,825,663	3,943,307

Finance — 4.82%*:
Galaxy Finco Ltd.^+	7.88	11/15/2021	3,900,000	6,351,382	5,419,159
GFKL Financial Services^+	8.50	11/1/2022	3,975,000	5,711,838	5,646,624
GFKL Financial Services^+	11.00	11/1/2023	1,600,000	2,224,070	2,270,610
Icahn Enterprises#	6.75	2/1/2024	3,000,000	2,996,250	3,052,500
Virtu Financial LLC^#	6.75	6/15/2022	3,132,000	3,132,000	3,308,175
Total Finance			15,607,000	20,415,540	19,697,068

Healthcare, Education and Childcare — 11.87%*:
CHS/Community Health Systems, Inc.	6.25	3/31/2023	604,000	604,000	556,435
Cognita Financing^+	7.75	8/15/2021	2,200,000	3,432,675	3,179,191
Endo International^	6.00	2/1/2025	1,500,000	1,362,251	1,076,250
Horizon Pharma plc^#	8.75	11/1/2024	1,595,000	1,597,272	1,698,675
IDH Finance PLC^+	6.25	8/15/2022	1,150,000	1,506,794	1,468,236
Kindred Healthcare, Inc.#	8.75	1/15/2023	3,998,000	4,043,955	4,227,885
Regionalcare Hospital Partners, Inc.^#	8.25	5/1/2023	9,996,000	10,091,628	10,395,840
Tenet Healthcare Corporation#	8.13	4/1/2022	4,700,000	4,678,731	4,899,750
Teva Pharmaceuticals Industries Ltd.^	6.00	4/15/2024	918,000	918,000	891,544
Teva Pharmaceuticals Industries Ltd.^	6.75	3/1/2028	578,000	578,000	571,138
Valeant^#	7.50	7/15/2021	3,260,000	3,260,000	3,272,225
Valeant^	9.25	4/1/2026	3,397,000	3,397,000	3,384,091
Valeant^#	9.00	12/15/2025	12,922,000	13,215,414	12,841,238
Total Healthcare, Education and Childcare			46,818,000	48,685,720	48,462,498

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.28%*:
Mattel Inc.^#	6.75	12/31/2025	1,169,000	1,169,000	1,142,697
Total Home and Office Furnishings, Housewares, and Durable Consumer Products			1,169,000	1,169,000	1,142,697

Hotels, Motels, Inns and Gaming — 1.00%*:
Boyne USA Inc.^	7.25	5/1/2025	950,000	950,000	974,937
TVL Finance Plc^+	8.50	5/15/2023	2,080,000	2,946,018	3,122,510
Total Hotels, Motels, Inns and Gaming			3,030,000	3,896,018	4,097,447

Insurance — 1.17%*:
Onex York Acquisition Corp.^#	8.50	10/1/2022	5,102,000	5,017,064	4,770,370
Total Insurance			5,102,000	5,017,064	4,770,370

Leisure, Amusement, Motion Pictures and Entertainment — 0.91%*:
Perform Group^+	8.50	11/15/2020	2,600,000	3,423,726	3,738,986
Total Leisure, Amusement, Motion Pictures and Entertainment			2,600,000	3,423,726	3,738,986

Machinery (Non-Agriculture, Non-Construct, Non-Electronic) — 3.18%*:
Apex Tool Group LLC^#	9.00	2/15/2023	4,565,000	4,563,226.00	4,553,587
Xerium Technologies, Inc.#	9.50	8/15/2021	8,200,000	8,272,669.00	8,446,000
Total Machinery (Non-Agriculture, Non-Construct, Non-Electronic)			12,765,000	12,835,895	12,999,587

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Mining, Steel, Iron and Non-Precious Metals — 7.86%*:
Alliance Resources Partners, L.P.^	7.50%	5/1/2025	823,000	$823,000	$864,150
Big River Steel LLC^#	7.25	9/1/2025	1,547,000	1,547,000	1,605,012
Consol Energy Inc.^#	11.00	11/15/2025	7,316,000	7,599,451	7,812,025
Hecla Mining Company#	6.88	5/1/2021	5,888,000	5,730,072	5,998,400
Kissner Milling Company Limited^#	8.38	12/1/2022	6,475,000	6,467,890	6,604,500
Northwest Acquisitions ULC^+	7.13	11/1/2022	411,000	406,738	419,220
SunCoke Energy Inc.^#	7.50	6/15/2025	2,743,000	2,702,212	2,825,290
TMS International Corp.^#	7.25	8/15/2025	2,250,000	2,250,000	2,345,625
United States Steel Corp.#	6.88	8/15/2025	2,093,000	2,093,000	2,150,558
Warrior Met Coal Inc.^	8.00	11/1/2024	914,000	914,000	929,995
Zekelman Industries Inc.^	9.88	6/15/2023	489,000	489,000	537,900
	Total Mining, Steel, Iron and Non-Precious Metals		30,949,000	31,022,363	32,092,675

Oil and Gas — 16.75%*:
CITGO Holding Inc.^#	10.75	2/15/2020	8,584,000	8,503,048	9,088,310
Covey Park Energy LLC^#	7.50	5/15/2025	1,597,000	1,603,000	1,581,030
Ensco PLC	7.75	2/1/2026	603,000	603,000	553,252
Enven Energy Ventures^#	11.00	2/15/2023	3,572,000	3,572,000	3,607,720
EP Energy^#	9.38	5/1/2024	7,375,000	4,901,469	5,245,469
EP Energy^#	8.00	2/15/2025	5,055,000	4,964,634	3,374,213
Ferrellgas Partners LP#	8.63	6/15/2020	8,060,000	8,011,263	7,395,050
Ferrellgas Partners LP	8.63	6/15/2020	1,254,000	1,220,250	1,150,545
KCA Deutag UK Finance PLC^+	9.88	4/1/2022	400,000	395,177	417,788
KCA Deutag UK Finance PLC^+	9.63	4/1/2023	2,100,000	2,122,500	2,113,125
Jonah Energy LLC^#	7.25	10/15/2025	2,714,000	2,692,968	2,442,600
Jupiter Resources Inc.^+#	8.50	10/1/2022	14,125,000	12,382,165	6,497,500
Kosmos Energy Ltd.^+#	7.88	8/1/2021	3,984,000	3,883,127	4,053,720
Kosmos Energy Ltd.^+#	7.88	8/1/2021	5,164,000	4,916,556	5,254,370
Pbf Holding Company LLC#	7.00	11/15/2023	1,000,000	997,500	1,035,000
Pbf Logistics LP#	6.88	5/15/2023	1,117,000	1,117,000	1,130,963
Topaz Marine SA^+#	9.13	7/26/2022	8,500,000	8,500,000	8,814,500
Welltec A/S^+#	9.50	12/1/2022	4,513,000	4,469,043	4,659,673
Total Oil and Gas			79,717,000	74,854,700	68,414,828

Personal and Non Durable Consumer Products — 0.65%*:
High Ridge Brands Co.^	8.88	3/15/2025	2,982,000	2,982,000	2,639,070
	Total Personal and Non Durable Consumer Products		2,982,000	2,982,000	2,639,070

Personal Transportation — 0.91%*:
Hertz Corporation^#	7.63	6/1/2022	3,678,000	3,672,657	3,733,170
Total Personal Transportation			3,678,000	3,672,657	3,733,170

Retail Store — 1.69%*:
HSS Financing PLC^+	6.75	8/1/2019	816,000	1,240,099	1,087,832
Maxeda DIY^+	6.13	7/15/2022	750,000	855,530	883,618
Travelex^+	8.00	5/15/2022	4,000,000	4,421,260	4,916,883
Total Retail Store			5,566,000	6,516,889	6,888,333

Telecommunications — 8.83%*:
Altice S.A.^+#	7.75	5/15/2022	1,990,000	1,990,000	1,848,193
Altice S.A.^+#	7.50	5/15/2026	2,622,000	2,669,424	2,569,560
Altice S.A.^+#	7.63	2/15/2025	4,476,000	4,406,978	3,826,980
Altice S.A.^+	9.00	6/15/2023	3,150,000	4,129,284	4,094,136
Cincinnati Bell Inc.^#	7.00	7/15/2024	2,150,000	2,150,000	1,924,250
Digicel Limited^+#	8.25	9/30/2020	6,000,000	5,905,081	5,160,000
GTT Communications^#	7.88	12/31/2024	3,044,000	3,114,374	3,051,610
Hughes Satellite Systems Corp#	6.63	8/1/2026	3,000,000	2,926,508	2,985,000
Numericable-SFR^+#	7.38	5/1/2026	3,183,000	3,205,903	3,031,808
Sprint Corp.#	7.88	9/15/2023	4,428,000	4,312,510	4,516,560
Sprint Corp.#	7.63	3/1/2026	3,108,000	3,105,500	3,032,476
Total Telecommunications			37,151,000	37,915,562	36,040,573

	EFFECTIVE INTEREST RATE‡	DUE DATE	PRINCIPAL	COST	FAIR VALUE
Corporate Bonds (continued)

Textiles & Leather — 0.57%*:
Perry Ellis International Inc#	7.88%	4/1/2019	2,334,000	$2,352,730	$2,331,083
Total Textiles & Leather			2,334,000	2,352,730	2,331,083

Utilities — 1.83%*:
Nordex^+	6.50	2/1/2023	1,950,000	2,421,789	2,201,791
NRG Energy#	7.25	5/15/2026	5,000,000	4,975,798	5,289,000
Total Utilities			6,950,000	7,397,587	7,490,791

Total Corporate Bonds			422,382,297	434,320,833	417,043,771

Total Fixed Income			577,983,381	585,939,272	557,924,252

Total Investments			579,593,876	588,498,247	560,487,038

Other assets and liabilities — (37.24)%					(152,093,990)
Net Assets — 100.00%					$408,393,048

‡	The effective interest rates are based on settled commitment amount.
*	Calculated as a percentage of net assets applicable to common shareholders.
¤	Value determined using significant unobservable inputs. Security is categorized as Level 3.
^
Security exempt from registration under Rule 144a of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

~	Variable rate security. The interest rate shown is the rate in effect at March 31, 2018.
§
Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at March 31, 2018. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

+	Foreign security.
#	All or a portion of the security is segregated as collateral for the credit facility. See Note 8 to the Financial Statements for further disclosure.

Distribution of investments by country of risk. Percentage of assets are expressed by market value excluding cash and accrued income as of March 31, 2018.
United States	75.6%
United Kingdom	10.0%
France	3.4%
Ghana	1.7%
Canada	1.6%
Azerbaijan	1.6%
Switzerland	1.4%
Portugal	1.2%
Netherlands	1.0%
(Individually less than 1%)	2.5%
100.0%

A summary of outstanding derivatives at March 31, 2018 is as follows:

Schedule of Open Forward Currency Contracts
March 31, 2018 (Unaudited)
			Amount of		Amount of
	Forward		Currency to be		Currency to be	Unrealized
	Settlement	Currency to be	Received in	Currency to be	Delivered in Local	Appreciation
Counterparty of Contract	Date	Received	Local Currency	Delivered	Currency	(Depreciation)
JP MORGANCHASE SECURITIES INC.	4/16/2018	USD	33,791,511	EUR	(27,355,487)	89,170
JP MORGANCHASE SECURITIES INC.	4/16/2018	USD	41,912,697	GBP	(30,284,719)	(609,024)
MORGAN STANLEY & CO.	4/16/2018	GBP	60,125	USD	(84,683)	(264)
						(520,118)

Tax Basis

The cost basis of investments for federal income tax purposes at March 31, 2018 for Barings Global Short Duration High Yield Fund (the “Fund”) was as follows*:

Cost of investments	$588,498,247
Gross unrealized appreciation	15,387,671
Gross unrealized depreciation	(43,919,017)
Net unrealized depreciation	$(28,531,346)

*The above table only reflects tax adjustments through December 31, 2017.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total Investments
Assets:
Equities:
Common Stocks	$-	$-	$1,114,839	$1,114,839
Preferred Stocks	-	-	1,368,352	1,368,352
Warrants	-	-	79,595	79,595
Total Equities:	-	-	2,562,786	2,562,786
Fixed Income:
Asset-Backed	$-	$17,509,390	$-	$17,509,390
Securities Bank Loans	-	117,833,450	5,537,641	123,371,091
Bonds	-	417,043,771	-	417,043,771
Total Fixed Income	$-	$552,386,611	$5,537,641	$557,924,252
Derivative Securities:
Foreign Exchange Contracts:	$-	$89,170	$-	$89,170
Total Derivative Securities	$-	$89,170	$-	$89,170
Total Assets	$-	$552,475,781	$8,100,427	$560,576,208
Liabilities:
Foreign Exchange Contracts	$-	$609,288	$-	$609,288
Total Liabilities:	$-	$609,288	$-	$609,288

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of March 31, 2018:

Type of Assets	Fair Value as of March 31, 2018	Valuation Technique(s)	Unobservable Input

Equities
Pinnacle Operating Corp.	$1,368,352	Broker Quote	$1.00; pricing source depth of 1.
Sabine Oil & Gas LLC	$200,314	Broker Quote	$48.00; pricing source depth of 1.
Sabine Oil & Gas LLC	$67,560	Broker Quote	$6.00; pricing source depth of 1.

Sabine Oil & Gas LLC	$12,035	Broker Quote	$5.00; pricing source depth of 1.
Templar Energy LLC	$779,133	Broker Quote	$7.00; pricing source depth of 1.
Templar Energy LLC	$135,392	Broker Quote	$1.00; pricing source depth of 1.
Bank Loans
Boomerang Tube, LLC	$189,752	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount rate 10%
Boomerang Tube, LLC	$2,379,003	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount rate 10%
Boomerang Tube, LLC	$225,094	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount rate 10%
Boomerang Tube, LLC	$189,752	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount rate 10%
Boomerang Tube, LLC	$1,550,482	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount rate 10%
Boomerang Tube, LLC	$813,806	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount rate 10%
Boomerang Tube, LLC	$189,752	Discounted Cash Flow	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount rate 10%

The Fund discloses transfers between levels based on valuations at the end of the reporting period. Based on end of period market values, $8,185,685 was transferred from Level 3 to Level 2 for the period from January 1, 2018 through March 31, 2018. The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	BALANCE AT DECEMBER 31, 2017	TRANSFERS INTO LEVEL 3	TRANSFERS OUT OF LEVEL 3	PURCHASES	SALES	ACCRETION OF DISCOUNT	REALIZED GAIN LOSS	CHANGE IN UNREALIZED	BALANCE AT MARCH 31, 2018	CHANGE IN UNREALIZED APPRECIATION / DEPRECIATION FROM INVESTMENTS HELD AS OF MARCH 31, 2018
Equities
Common Stocks	$1,344,586	$0	$0	$0	$0	$0	$0	($229,747)	$1,114,839	($229,747)
Preferred Stocks	$1,245,200	$0	$0	$0	$0	$0	$0	$123,152	$1,368,352	$123,152
Warrants	$101,067	$0	$0	$0	$0	$0	$0	($21,472)	$79,595	($21,472)
Total Equities	$2,690,853	$0	$0	$0	$0	$0	$0	($128,067)	$2,562,786	($128,067)
Fixed Income
Asset-Backed Securities	$7,888,778	$0	($7,786,365)	$0	$0	$0	$0	($102,413)	$0	($102,413)
Bank Loans	$5,790,347	$0	($399,320)	$234,204	$0	$1,940	$0	($89,530)	$5,537,641	($89,530)
Total Fixed Income	$13,679,125	$0	($8,185,685)	$234,204	$0	$1,940	$0	($191,943)	$5,537,641	($191,943)
Total	$16,369,978	$0	($8,185,685)	$234,204	$0	$1,940	$0	($320,010)	$8,100,427	($320,010)

B.  Cash and Cash Equivalents

Cash and cash equivalents consist principally of short term investments that are readily convertible into cash and have original maturities of three months or less.  At March 31, 2018, all cash and cash equivalents are held by U.S. Bank, N.A.

C.  Investment Transactions, Related Investment Income and Expenses

Investment transactions are accounted for on a trade-date basis.  Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

Expenses are recorded on the accrual basis as incurred.

D.  Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

E.  Federal Income Taxation

The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under sub-chapter M of the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders.

F. Dividends and Distributions

The Fund declares and pays dividends monthly from net investment income. To the extent that these distributions exceed net investment income, they may be classified as return of capital. The Fund also pays a distribution at least annually from its net realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution will be provided if payment is made from any source other than net investment income. Any such notice would be provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Fund’s distributions for each calendar year is reported on Internal Revenue Service Form 1099-DIV.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature may result in reclassification of distributions; however, net investment income, net realized gains and losses, and net assets are not affected.

G.  Derivative Instruments

The following is a description of the derivative instruments that the Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to the instrument.

Forward Foreign Exchange Contracts – The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Fund transacted in and currently holds forward foreign exchange contracts to hedge against changes in the value of foreign currencies.  The Fund entered into forward foreign exchange contracts obligating the Fund to deliver or receive a currency at a specified future date.  Forward foreign exchange contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Fund is also subject to credit risk with respect to the counterparties to the derivative contracts which are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Fund. In addition, in the event of a bankruptcy of a clearing house, the Fund could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions.  The counterparty risk to the Fund is limited to the net unrealized gain, if any, on the contract.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the amount of receivable or payable reflected on the Statement of Assets and Liabilities.

The Fund recognized a liability on the Statement of Assets and Liabilities as a result of forward foreign exchange contracts with J.P. Morgan and Morgan Stanley.  The Fund’s policy is to recognize an asset equal to the net value of all forward foreign exchange contracts with an unrealized gain and a liability equal to the net value of all forward foreign exchange contracts with an unrealized loss.  The Fund has recognized an asset of $89,170 in net unrealized appreciation and a liability of $609,288 in net unrealized depreciation on forward foreign exchange contracts.  Outstanding forward foreign exchange contracts as of March 31, 2018 are indicative of the volume of activity during the period.

For the period from January 1, 2018 through March 31, 2018, the Fund’s direct investment in derivatives consisted of forward foreign exchange contracts.

The following is a summary of the fair value of derivative instruments held directly by the Fund as of March 31, 2018.  These derivatives are presented in the Schedule of Investments.

Fair values of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2018:

	Statement of Assets and Liabilities Location	Fair Value
Derivatives
Forward Foreign Exchange Contracts	Unrealized Appreciation	$ 89,170
Total Asset Derivatives		$ 89,170
Liability Derivatives
Forward Foreign Exchange Contracts	Unrealized Depreciation	$ 609,288
Total Liability Derivatives		$ 609,288

The effect of derivative instruments on the Statement of Operations for the period from January 1, 2018 through March 31, 2018:

Amount of Realized Gain/(Loss) on Derivatives
Forward Foreign Exchange Contracts
Derivatives
Forward Foreign Exchange Contracts	$ (2,456,693)
Total	$ (2,456,693)
Change in Unrealized Appreciation/(Depreciation) on Derivatives
Forward Foreign Exchange Contracts
Derivatives
Forward Foreign Exchange Contracts	$ 390,295
Total	$ 390,295

H.   Offsetting of Financial and Derivative Assets and Liabilities

The following is a summary by counterparty of the fair value of derivative investments subject to Master Netting Agreements and collateral pledged (received), if any, as of March 31, 2018.

	J.P. MORGAN	MORGAN STANLEY
Assets:
Forward foreign exchange contracts	$89,170	$0
Total Assets	$89,170	$0
Liabilities:
Forward foreign exchange contracts	$609,024	$264
Total Liabilities	$609,024	$264
Net Exposure	$(519,854)	$(264)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Barings Global Short Duration High Yield Fund

By (Signature and Title) /s/ Sean Feeley
Sean Feeley, President

Date            5/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Sean Feeley
Sean Feeley, President

Date           5/30/2018

By (Signature and Title) /s/ Carlene Pollock
Carlene Pollock, Chief Financial Officer

Date            5/30/2018